Gain on Sale of Assets - Additional Information (Details) - vessel	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Proceeds from Sale of Productive Assets [Abstract]
Number of vessel disposed	2	4	3